Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2018
Investments in associates and joint ventures
Investments in associates and joint ventures

16.   Investments in associates and joint ventures

The significant non‑consolidated entities of the Company are as follows:

	Location	Main activity/Business	% Ownership	% Voting capital	% Noncontrolling interest
Joint ventures
Aliança Geração de Energia S.A.	Brazil	Energy	55.0%	55.0%	45.0%
Companhia Coreano-Brasileira de Pelotização	Brazil	Pelletizing	50.0%	50.0%	50.0%
Companhia Hispano-Brasileira de Pelotização	Brazil	Pelletizing	50.9%	51.0%	49.1%
Companhia Ítalo-Brasileira de Pelotização	Brazil	Pelletizing	50.9%	51.0%	49.1%
Companhia Nipo-Brasileira de Pelotização	Brazil	Pelletizing	51.0%	51.1%	49.0%
Companhia Siderúrgica do Pecém ("CSP")	Brazil	Steel	50.0%	50.0%	50.0%
MRS Logística S.A.	Brazil	Logistics	48.2%	46.8%	51.8%
Nacala Corridor Holding Netherlands B.V.	Netherlands	Coal	50.0%	50.0%	50.0%
Samarco Mineração S.A.	Brazil	Pelletizing	50.0%	50.0%	50.0%

Direct and indirect associates
Henan Longyu Energy Resources Co., Ltd.	China	Coal	25.0%	25.0%	75.0%
VLI S.A.	Brazil	Logistics	37.6%	37.6%	62.4%

a) Changes during the year

Changes in investments in associates and joint ventures as follows:

	2018			2017
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
Balance at January 1st,	1,441	2,127	3,568	1,437	2,259	3,696
Additions (i)	—	23	23	1	92	93
Translation adjustment	(184)	(272)	(456)	(2)	(28)	(30)
Equity results in income statement	44	261	305	57	41	98
Equity results in statement of comprehensive income	—	—	—	—	(152)	(152)
Dividends declared	—	(291)	(291)	(57)	(226)	(283)
Transfer from non-current assets held for sale (ii)	87	—	87	—	—	—
Others	4	(15)	(11)	5	141	146
Balance at December 31,	1,392	1,833	3,225	1,441	2,127	3,568

(i)    Refers to the Coal segment and others in the amounts of US$11 and US$12, respectively, on December 31, 2018 and US$75 and US$18, respectively, on December 31, 2017.

(ii)   Refers to 18% interest held by Vale Fertilizantes at Ultrafertil which was transferred to Vale as part of the settlement in January 2018 (note 14).

The investments by segments are presented in note 4(c).

b) Acquisitions and divestitures

2018

Ferrous Resources Limited - In December 2018, the Company entered into an agreement to purchase the control of Ferrous Resources Limited, a company that currently owns and operates iron ore mines closely located to Company's operations in Minas Gerais, Brazil. The purchase price is US$550 and the conclusion of transaction is expected to occur in 2019, subject to conditions precedent.

New Steel - In January 2019 (subsequent event), the Company acquired for the total consideration of US$500 the control of New Steel Global NV, a company that develops innovative iron ore beneficiation technologies and currently owns patents of dry processing concentration in 56 countries.

2017

Nacala Logistic Corridor - In March 2017, the Company concluded the transaction with Mitsui & Co., Ltd. (“Mitsui”) to transfer 50% of its stake of 66.7% in Nacala Logistic Corridor, which comprises entities that holds railroads and port concessions located in Mozambique and Malawi, and sell 15% participation in the holding entity of Vale Moçambique, which holds the Moatize Coal Project, for the amount of US$690.

After the completion of the transaction, the Company (i) holds 81% of Vale Moçambique and retains the control of the Moatize Coal Project and (ii) shares control of the Nacala Logistic Corridor structure (Nacala BV), with Mitsui.

As a consequence of sharing control of Nacala BV, the Company:

(i)	derecognized the assets and liabilities classified as held for sale in the total amount of US$4,144, from which US$4,063 refers to property, plant and equipment and intangibles;
(ii)	derecognized US$14 related to cash and cash equivalents;
(iii)	recognized a gain of US$447 in the income statement related to the sale and the re-measurement at fair value, of its remaining interest at Nacala BV based on the consideration received;
(iv)	reclassified the gain related to the cumulative translation adjustments on to income statements in the amount of US$11;

The result of the transaction regarding the assets from Nacala’s logistic corridor was recognized in the income statement as “Impairment and disposal of non-current assets”.

The results of the transaction with the coal holding entity was recognized in “Results from operation with noncontrolling interest” in the amount of US$105, directly in Stockholders’ Equity.

The consideration received was recognized in the statement of cash flows in “Proceeds from disposal of assets and investments” in the amount of US$435 and “Transactions with noncontrolling stockholders” in the amount of US$255.

After the conclusion of the transaction, Vale has outstanding loan balances with the related parties Nacala BV and Pangea Emirates Ltd due to the deconsolidation of Nacala Logistic Corridor as disclosed in note 31.

2016

Thyssenkrupp Companhia Siderúrgica do Atlântico Ltd (“CSA”) – In April 2016, the Company sold 100% of its interest at CSA (26.87%) for a non‑significant amount. The transaction resulted in a loss of US$75 due to recycling the “Cumulative translation adjustments” recognized in the income statement as “Equity results and other results in associates and joint ventures”.

			Investments in associates and joint ventures		Equity results in the income statement			Dividends received
					Year ended December 31			Year ended December 31
Associates and joint ventures	% ownership	% voting capital	December 31, 2018	December 31, 2017	2018	2017	2016	2018	2017	2016
Ferrous minerals
Baovale Mineração S.A.	50.00	50.00	23	26	5	7	9	1	1	—
Companhia Coreano-Brasileira de Pelotização	50.00	50.00	104	89	69	50	17	32	19	26
Companhia Hispano-Brasileira de Pelotização (i)	50.89	51.00	83	82	55	41	15	23	16	27
Companhia Ítalo-Brasileira de Pelotização (i)	50.90	51.00	81	80	60	40	16	32	17	9
Companhia Nipo-Brasileira de Pelotização (i)	51.00	51.11	148	137	126	93	29	67	29	41
MRS Logística S.A.	48.16	46.75	496	517	72	69	57	27	29	10
VLI S.A.	37.60	37.60	857	968	30	29	36	7	19	—
Zhuhai YPM Pellet Co.	25.00	25.00	22	23	—	—	—	—	—	—
			1,814	1,922	417	329	179	189	130	113
Coal
Henan Longyu Energy Resources Co., Ltd.	25.00	25.00	317	317	16	20	(4)	—	—	—
			317	317	16	20	(4)	—	—	—
Base metals
Korea Nickel Corp.	25.00	25.00	14	13	1	1	(1)	—	—	4
Others			—	—	—	—	(3)	—	—	—
			14	13	1	1	(4)	—	—	4
Others
Aliança Geração de Energia S.A. (i)	55.00	55.00	486	571	25	27	46	25	29	39
Aliança Norte Energia Participações S.A. (i)	51.00	51.00	162	160	15	(2)	(6)	—	—	—
California Steel Industries, Inc.	50.00	50.00	247	200	77	42	33	31	27	4
Companhia Siderúrgica do Pecém	50.00	50.00	—	262	(243)	(264)	25	—	—	—
Mineração Rio do Norte S.A.	40.00	40.00	93	101	2	13	48	—	41	32
Others			92	22	(5)	(68)	(8)	—	—	1
			1,080	1,316	(129)	(252)	138	56	97	76
Total			3,225	3,568	305	98	309	245	227	193

(i)   Although the Company held a majority of the voting capital, the entities are accounted under equity method due to the stockholders' agreement where relevant decisions are shared with other parties.

c) Summarized financial information

The summarized financial information about relevant associates and joint‑ventures for the Company are as follows:

	December 31, 2018
	Joint ventures				Associates
	Aliança Geração de Energia	CSP	Pelletizing (i)	MRS Logística	Henan Longyu	VLI S.A.
Current assets	186	693	964	263	1,104	679
Non-current assets	938	3,062	296	1,826	392	3,938
Total assets	1,124	3,755	1,260	2,089	1,496	4,617
Current liabilities	83	970	437	359	203	544
Non-current liabilities	158	2,785	2	699	26	1,795
Total liabilities	241	3,755	439	1,058	229	2,339
Stockholders'equity	883	—	821	1,030	1,267	2,278
Net income (loss)	45	(486)	609	150	65	79

	December 31, 2017
	Joint ventures				Associates
	Aliança Geração de Energia	CSP	Pelletizing (i)	MRS Logística	Henan Longyu	VLI S.A.
Current assets	137	759	760	309	1,072	738
Non-current assets	1,200	3,712	310	2,063	422	4,172
Total assets	1,337	4,471	1,070	2,372	1,494	4,910
Current liabilities	86	1,060	301	454	226	537
Non-current liabilities	213	2,887	5	844	—	1,799
Total liabilities	299	3,947	306	1,298	226	2,336
Stockholders'equity	1,038	524	764	1,074	1,268	2,574
Net income (loss)	49	(528)	442	143	79	77

(i)    Aggregate entity information: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, Companhia Nipo-Brasileira de Pelotização.

The stand-alone financial statements of those entities may differ from the financial information reported herein, which is prepared considering Vale’s accounting policies including eventual goodwill, provisional price adjustment and others.

Accounting policy

Joint arrangements investments - Joint arrangements are all entities over which the Company has shared control with one or more parties. Joint arrangement investments are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor.

The joint operations are recorded in the financial statements to represent the Company’s contractual rights and obligations.

Interests in joint ventures are accounted for using the equity method, after initially being recognized at cost. The Company's investment in joint ventures includes the goodwill identified in the acquisition, net of any impairment loss.

The Company's interest in the profits or losses of its joint ventures is recognized in the income statement and participation in the changes in reserves is recognized in the Company's reserves. When the Company's interest in the losses of an associate or joint venture is equal to or greater than the carrying amount of the investment, including any other receivables, the Company does not recognize additional losses, unless it has incurred obligations or made payments on behalf of the joint venture.

Critical accounting estimates and judgments

Judgment is required in some circumstances to determine whether after considering all relevant factors, the Company has either control, joint control or significant influence over an entity. Significant influence includes situations of collective control.

The Company holds the majority of the voting capital in five joint arrangements (Aliança Geração de Energia S.A., Aliança Norte Energia Participações S.A., Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização), but management has concluded that the Company does not have a sufficiently dominant voting interest to have the power to direct the activities of the entity. As a result, these entities are accounted under equity method due to shareholder’s agreements where relevant decisions are shared with other parties.